VictoryShares International Free Cash Flow Growth ETF Shareholder Fees	Jun. 30, 2026 USD ($)
VictoryShares International Free Cash Flow Growth ETF | VictoryShares International Free Cash Flow Growth ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0